Accumulated Other Comprehensive Income (Loss), Net of Tax (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss Net of Tax (Textual) [Abstract]
Net unrealized gains (losses) credited to policy holders	$ (20)	$ (65)	$ (87)
Tax and deferred acquisition costs on unrealized gain/loss on securities	1,600	1,126	3,407
Changes in fair value of Non credit impaired securities	147	112	647
Tax and deferred acquisition costs on change in other than temporary losses recognized in other comprehensive income unrealized gain/loss on securities	(55)	(14)	(113)
Taxes on net gain (losses) on cash flow hedging instruments	(47)	71	69
Taxes on foreign currency translation adjustments	(90)	58	148
Taxes on changes in pension and other postretirement plan adjustment	(60)	(39)	(66)
Reclassification adjustment for gains/losses realized in net income	57	88	(78)
Amortization adjustment to net investment income	$ 139	$ 125	$ 94